Contract Amount and Fair Value of Interest Rate Swap Agreement (Detail) (Derivatives in fair value hedging relationships, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value	1,232
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Weighted average rate per annum, Receive fixed	1.60%
Weighted average rate per annum, Pay floating	0.70%
Contract amount	165,800
Fair value	1,232
Minimum | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Contract Term	Mar. 31, 2004
Maximum | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Contract Term	Mar. 31, 2012